Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Share-Based Awards
The assumptions used in the Black-Scholes option pricing model to determine the fair value of share-based awards granted to employees during 2020 were as follows:

2020
Volatility	97.86%
Risk free rate	0.51%
Expected term	5.44
Dividend	—
Fair value of common stock	13.55
The assumptions used in the Black-Scholes option pricing model to determine the fair value of share-based awards granted to employees during the nine months ended September 30, 2021 and 2020, respectively, were as follows:

	2021	2020
Volatility	97.50%	97.86%
Risk free rate	1.03%	0.51%
Expected term	5.77	5.44
Dividend	—	—
Fair value of common stock	$4.92	$12.87

Schedule of Share-Based Award Activity
The following table summarizes the share-based award activity for the periods presented:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2019	10,414	$20.67	8.2
Granted	14,416	$15.79
Outstanding at December 31, 2020	24,830	$17.84	8.4
Exercisable at December 31, 2020	15,724	$18.37	8.0
Vested and expected to vest at December 31, 2020	24,830	$17.84	8.4
The following table summarizes the share-based award activity for the periods presented:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2021	24,830	$17.84	8.4
Granted	411,607	$4.95
Outstanding at September 30, 2021	436,437	$5.69	9.5
Exercisable at September 30, 2021	90,765	$8.08	9.1
Vested and expected to vest at September 30, 2021	436,437	$5.69	9.5

Schedule of RSU Share-Based Payment Award Activity
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2019	20,366	$ 16.44
Vested	20,336	$ 16.44
Unvested balance at December 31, 2019	—
Granted	177	$ 13.55
Vested	132	$ 13.55
Unvested balance at December 31, 2020	45	$ 13.55
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2021	45	$13.55
Granted	50,096	$1.74
Vested	16,743	$1.74
Unvested balance at September 30, 2021	33,398	$1.74